RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of Amount Due From/To Related Parties

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2021	2022
Xu Qing	Shareholder of the Company	$—	$435
Unicom AirNet	Equity method investment	—	166
		$—	$601
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2021	2022
Beijing Eastern Media Corporation Ltd.	Equity method investment	$—	$—
Zhichao Li	Shareholder	—	803
Rui Du	Shareholder	—	371
		$—	$1,174
(b)	Details of transactions with the Group’s related parties for the years ended December 31, 2021 and 2022 were as follows:

		For the year ended December 31,
Name of related parties	Transactions	2021	2022
Xu Qing	Loans provided to related parties	$—	$435
Unicom AirNet	Loans provided to related parties	—	166
Zhichao Li	Loans received from related parties	—	803
Rui Du	Loans received from related parties	—	371